Fair Value Measurements - Pre-funded Warrant Liabilities (Details) - Adagio Medical Inc	Jun. 30, 2024	Jun. 25, 2024 $ / shares	Dec. 31, 2023 $ / shares
Warrants
Exercise price			$ 7.97
Pre-funded Warrants
Warrants
Exercise price		$ 0.001
Pre-funded Warrants | Series E Preferred Stock
Warrants
Exercise price		$ 0.001
Conversion factor	1.08